Equity	6 Months Ended
Apr. 30, 2023
Disclosure of classes of share capital [abstract]
Equity
NOTE 13: EQUITY
The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury instruments held as at and for the three and six months ended April 30, 2023 and April 30, 2022.
Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held

(millions of shares or other equity instruments and millions of Canadian dollars)	For the three months ended				For the six months ended
	April 30, 2023		April 30, 2022		April 30, 2023		April 30, 2022
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,830.0	$25,094	1,818.8	$23,170	1,821.7	$24,363	1,823.9	$23,066
Proceeds from shares issued on exercise of stock options	0.7	45	0.1	14	1.1	71	1.3	90
Shares issued as a result of dividend reinvestment plan	8.9	713	1.3	114	16.8	1,418	2.5	236

Purchase of shares for cancellation and other	–	–	(13.5)	(171)	–	–	(21.0)	(265)

Balance as at end of period – common shares	1,839.6	$25,852	1,806.7	$23,127	1,839.6	$25,852	1,806.7	$23,127
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period	159.6	$5,600	158.0	$3,950	159.6	$5,600	158.0	$3,950
Issue of shares	–	–	0.8	850	–	–	0.8	850

Redemption of shares	–	–	–	–	–	–	–	–

Balance as at end of period	159.6	$5,600	158.8	$4,800	159.6	$5,600	158.8	$4,800

Other Equity Instruments 1
Balance as at beginning and end of period	5.0	$5,653	1.8	$1,750	5.0	$5,653	1.8	$1,750

Balance as at end of period – preferred shares and other equity instruments	164.6	$11,253	160.6	$6,550	164.6	$11,253	160.6	$6,550
Treasury – common shares 2
Balance as at beginning of period	1.1	$(103)	2.3	$(188)	1.0	$(91)	1.9	$(152)
Purchase of shares	26.5	(2,235)	30.7	(3,088)	46.9	(4,051)	61.2	(6,024)

Sale of shares	(26.5)	2,239	(30.2)	3,033	(46.8)	4,043	(60.3)	5,933
Balance as at end of period – treasury – common shares	1.1	$(99)	2.8	$(243)	1.1	$(99)	2.8	$(243)
Treasury – preferred shares and other equity instruments 2
Balance as at beginning of period	0.1	$(9)	0.2	$(6)	0.1	$(7)	0.1	$(10)
Purchase of shares and other equity instruments	1.0	(185)	0.9	(61)	2.0	(326)	1.7	(90)

Sale of shares and other equity instruments	(1.0)	184	(0.9)	54	(2.0)	323	(1.6)	87
Balance as at end of period – treasury – preferred shares and other equity instruments	0.1	$(10)	0.2	$(13)	0.1	$(10)	0.2	$(13)

1	Consists of Limited Recourse Capital Notes (LRCNs). For LRCNs, the number of shares represents the number of notes issued.
2	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On May 24, 2023, the Board approved a dividend in an amount of ninety-six
cents (96

cents) per fully paid common share in the capital stock of the Bank for the quarter ending July 31, 2023, payable on and after July 31, 2023, to shareholders of record at the close of business on July
10
, 2023.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between 0% to 5%
at the Bank’s discretion or purchased from the open market at market price.
During the three months ended April 30, 2023, the Bank issued 8.9 million common shares from treasury with a 2% discount. During the three months ended April 30, 2022, the Bank issued 1.3 million common shares from treasury with no discount. On May 25, 2023, the Bank announced that beginning with the dividend approved on May 24, 2023 for the quarter ending July 31, 2023, there will no longer be a discount to the average market price applied to the issue of common shares from treasury.

Most recently, the common shares have been issued from treasury at a discount of 2% to the average market price.
NORMAL COURSE ISSUER BID
On May 24, 2023, the Board approved the initiation of a normal course issuer bid for up to 30 million of the Bank’s common shares, subject to the approval of OSFI and the Toronto Stock Exchange. The timing and amount of any purchases under the program are subject to regulatory approvals and management discretion based on factors such as market conditions and capital adequacy.